Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
November 30, 2022
ENE-NPRT3-0123
1.810683.118
Common Stocks - 99.5%
	Shares	Value ($)
Energy Equipment & Services - 13.6%
Oil & Gas Drilling - 1.3%
Nabors Industries Ltd. (a)	16,199	2,564,788
Nabors Industries Ltd. warrants 6/11/26 (a)	36,999	1,072,971
Noble Corp. PLC (a)	158,900	5,899,957
Odfjell Drilling Ltd. (a)	1,596,418	4,220,722
Odfjell Technology Ltd. (a)	266,069	859,462
Shelf Drilling Ltd. (a)(b)	1,404,689	3,238,086
Valaris Ltd. (a)	389,500	25,710,895
		43,566,881
Oil & Gas Equipment & Services - 12.3%
Baker Hughes Co. Class A	93,578	2,715,634
Cactus, Inc.	72,286	3,931,636
Halliburton Co.	3,653,000	138,412,170
Nextier Oilfield Solutions, Inc. (a)	4,051,500	41,284,785
NOV, Inc.	815,400	18,313,884
Oceaneering International, Inc. (a)	1,009,830	15,339,318
ProPetro Holding Corp. (a)	1,430,501	15,706,901
Schlumberger Ltd.	2,335,169	120,377,962
TechnipFMC PLC (a)	4,203,672	52,125,533
		408,207,823
TOTAL ENERGY EQUIPMENT & SERVICES		451,774,704
Independent Power and Renewable Electricity Producers - 0.5%
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	46,700	1,350,564
Vistra Corp.	595,300	14,483,649
		15,834,213
Oil, Gas & Consumable Fuels - 85.4%
Coal & Consumable Fuels - 0.9%
Arch Resources, Inc.	69,900	10,817,025
CONSOL Energy, Inc.	42,000	3,252,900
Enviva, Inc.	27,500	1,560,625
Peabody Energy Corp. (a)	430,600	13,753,364
		29,383,914
Integrated Oil & Gas - 38.1%
Cenovus Energy, Inc.:
warrants (a)	97,500	1,490,775
(Canada)	4,967,706	98,789,083
Chevron Corp.	1,257,003	230,421,220
Exxon Mobil Corp.	6,719,846	748,187,652
Imperial Oil Ltd.	525,100	29,874,663
Occidental Petroleum Corp.	1,698,715	118,043,705
Occidental Petroleum Corp. warrants 8/3/27 (a)	99,550	4,728,625
Suncor Energy, Inc. (c)	1,175,300	38,645,147
		1,270,180,870
Oil & Gas Exploration & Production - 31.5%
Antero Resources Corp. (a)	1,522,300	55,640,065
APA Corp.	1,120,300	52,486,055
Callon Petroleum Co. (a)	146,900	6,158,048
Canadian Natural Resources Ltd. (c)	1,820,300	108,678,060
Canadian Natural Resources Ltd.	25,780	1,539,582
Chesapeake Energy Corp. (c)	148,900	15,411,150
Chord Energy Corp.	89,752	13,689,873
Civitas Resources, Inc.	236,154	15,907,333
ConocoPhillips Co.	1,363,766	168,438,739
Coterra Energy, Inc.	945,198	26,380,476
Devon Energy Corp.	904,700	61,990,044
Diamondback Energy, Inc.	182,800	27,058,056
EOG Resources, Inc.	318,764	45,242,175
EQT Corp.	841,300	35,679,533
Hess Corp.	863,200	124,223,112
Magnolia Oil & Gas Corp. Class A	513,200	13,384,256
National Energy Services Reunited Corp. (a)	1,711,418	10,935,961
Northern Oil & Gas, Inc.	173,860	6,326,765
Ovintiv, Inc.	940,700	52,453,432
PDC Energy, Inc.	1,082,907	80,481,648
Pioneer Natural Resources Co.	254,466	60,051,431
Range Resources Corp.	1,816,800	52,451,016
SM Energy Co.	292,700	12,618,297
Viper Energy Partners LP	126,159	4,167,032
		1,051,392,139
Oil & Gas Refining & Marketing - 10.0%
Marathon Petroleum Corp.	1,036,792	126,291,634
Phillips 66 Co.	493,073	53,468,836
Valero Energy Corp.	1,149,500	153,596,190
		333,356,660
Oil & Gas Storage & Transport - 4.9%
Cheniere Energy, Inc.	622,312	109,128,632
Energy Transfer LP	3,177,700	39,848,358
Golar LNG Ltd. (a)	382,733	9,595,116
Targa Resources Corp.	63,300	4,708,887
		163,280,993
TOTAL OIL, GAS & CONSUMABLE FUELS		2,847,594,576
TOTAL COMMON STOCKS (Cost $1,958,636,134)		3,315,203,493

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (d)	3,276,049	3,276,704
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e)	53,543,053	53,548,408
TOTAL MONEY MARKET FUNDS (Cost $56,825,112)		56,825,112

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,015,461,246)	3,372,028,605
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(39,685,506)
NET ASSETS - 100.0%	3,332,343,099

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,238,086 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	7,528,525	381,339,939	385,591,760	110,108	-	-	3,276,704	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	23,406,482	891,015,857	860,873,931	113,266	-	-	53,548,408	0.2%
Total	30,935,007	1,272,355,796	1,246,465,691	223,374	-	-	56,825,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.